Consolidated Statements Of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net sales	$ 3,009.5	$ 3,029.4	$ 2,598.2
Cost of goods sold	1,815.4	1,791.5	1,618.3
Restructuring and related charges	18.1	0.2	1.4
Gross profit	1,176.0	1,237.7	978.5
Selling	473.8	477.4	407.2
General and administrative	272.7	265.0	231.6
Research and development	27.2	27.0	21.2
Acquisition and integration related charges	15.6	34.1	54.2
Restructuring and related charges	42.3	13.8	18.1
Write-off from impairment of intangible assets	16.3	2.7
Total operating expenses	847.9	820.0	732.3
Operating income	328.1	417.7	246.2
Interest expense	160.9	182.0	185.8
Other non-operating expense, net	4.9	4.7	4.0
Income from continuing operations before income taxes	162.3	231.0	56.4
Income tax expense (benefit)	37.3	(50.0)	5.6
Net income from continuing operations	125.0	281.0	50.8
Income from discontinued operations, net of tax	172.1	76.6	98.6
Net income	297.1	357.6	149.4
Net income attributable to non-controlling interest	1.3	0.5	0.5
Net income attributable to controlling interest	295.8	357.1	148.9
Amounts attributable to controlling interest
Net income from continuing operations attributable to controlling interest	125.0	280.0	49.9
Net income from discontinued operations attributable to controlling interest	$ 170.8	$ 77.1	$ 99.0
Earnings Per Share
Basic earnings per share from continuing operations	$ 2.13	$ 4.72	$ 0.90
Basic earnings per share from discontinued operations	2.91	1.30	1.78
Basic earnings per share	5.04	6.02	2.68
Diluted earnings per share from continuing operations	2.12	4.70	0.90
Diluted earnings per share from discontinued operations	2.90	1.29	1.76
Diluted earnings per share	5.02	5.99	2.66
Dividends per share	$ 1.64	$ 1.47	$ 1.27
Weighted Average Shares Outstanding
Basic	58.6	59.3	55.6
Diluted	59.0	59.6	55.9
SB/RH Holdings, LLC [Member]
Net sales	$ 3,009.5	$ 3,029.4	$ 2,598.2
Cost of goods sold	1,815.4	1,791.5	1,618.3
Restructuring and related charges	18.1	0.2	1.4
Gross profit	1,176.0	1,237.7	978.5
Selling	473.8	477.4	407.2
General and administrative	264.2	259.3	225.2
Research and development	27.2	27.0	21.2
Acquisition and integration related charges	15.6	34.1	54.2
Restructuring and related charges	42.3	13.8	18.1
Write-off from impairment of intangible assets	16.3	2.7
Total operating expenses	839.4	814.3	725.9
Operating income	336.6	423.4	252.6
Interest expense	161.3	182.0	185.8
Other non-operating expense, net	4.9	4.7	4.0
Income from continuing operations before income taxes	170.4	236.7	62.8
Income tax expense (benefit)	41.3	(39.0)	5.6
Net income from continuing operations	129.1	275.7	57.2
Income from discontinued operations, net of tax	172.1	76.6	98.6
Net income	301.2	352.3	155.8
Net income attributable to non-controlling interest	1.3	0.4	0.4
Net income attributable to controlling interest	299.9	351.9	155.4
Amounts attributable to controlling interest
Net income from continuing operations attributable to controlling interest	129.1	274.8	56.4
Net income from discontinued operations attributable to controlling interest	$ 170.8	$ 77.1	$ 99.0